As filed with the Securities and Exchange Commission on February 27, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22592

DoubleLine Opportunistic Credit Fund
(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Ronald R. Redell
c/o DoubleLine Capital LP
333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Name and address of agent for service)

(213) 633-8200
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2015

Date of reporting period:  December 31, 2014

Item 1. Schedule of Investments.

DoubleLine Opportunistic Credit Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Principal Amount $/ Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 0.9%
4,146,860	SoFi Professional Loan Program, Series 2013-1R	25.00%	#^∞@	12/17/2043	3,113,463
Total Asset Backed Obligations (Cost $3,802,543)					3,113,463

Collateralized Loan Obligations - 3.5%
1,000,000	Apidos Ltd., Series 2014-19A-D	3.96%	# ^	10/17/2026	959,619
1,000,000	ARES Ltd., Series 2014-1A-SUB	0.00%	#^@	04/17/2026	858,276
500,000	Babson Ltd., Series 2014-3A-D2	4.63%	# ^	01/15/2026	499,909
750,000	Babson Ltd., Series 2014-3A-E2	6.73%	# ^	01/15/2026	738,055
1,000,000	BlueMountain Ltd., Series 2012-2A-C	2.98%	# ^	11/20/2024	965,681
1,000,000	Brookside Mill Ltd., Series 2013-1A-D	3.28%	# ^	04/17/2025	917,438
500,000	Cent Ltd., Series 2014-22A-C	3.98%	#^	11/07/2026	473,882
250,000	Finn Square Ltd., Series 2012-1A-C	3.86%	#^	12/24/2023	238,659
2,000,000	GoldenTree Loan Opportunities Ltd., Series 2012-6A-D	4.43%	# ^	04/17/2022	1,993,317
500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D	3.88%	# ^	10/22/2025	464,409
1,500,000	LCM LP, Series 11A-INC	10.69%	#^@	04/19/2022	1,166,883
500,000	LCM LP, Series 12A-D	4.73%	# ^	10/19/2022	499,260
500,000	Nautique Funding Ltd., Series 2006-1A-C	1.93%	# ^	04/15/2020	481,712
500,000	Octagon Investment Partners Ltd., Series 2014-1A-C	3.88%	# ^	11/14/2026	474,683
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-D	6.83%	# ^	11/14/2026	985,356
500,000	Thacher Park Ltd., Series 2014-1A-D1	3.76%	# ^	10/20/2026	472,497
Total Collateralized Loan Obligations (Cost $12,647,476)					12,189,636

Non-Agency Commercial Mortgage Backed Obligations - 4.2%
450,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	458,940
423,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR21-C	4.42%	#	12/10/2047	426,238
500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-F	3.66%	# ^	06/11/2027	498,859
1,127,250	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-E	3.75%	^	08/10/2047	801,587
1,288,300	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75%	^	08/10/2047	805,059
2,415,590	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75%	^∞	08/10/2047	691,825
5,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00%	# ^∞	08/10/2047	–
500,000	GS Mortgage Securities Corporation, Series 2014-GC26-C	4.51%	#	11/10/2047	515,316
35,455,053	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.76%	# I/O	06/15/2045	2,774,961
3,488,650	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00%	# ^	04/15/2047	2,724,287
1,938,200	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75%	# ^	04/15/2047	1,121,442
6,202,105	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75%	# ^∞	04/15/2047	1,977,851
5,531,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.19%	# I/O	01/15/2048	415,749
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15-D	4.90%	# ^	04/15/2047	482,785
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	484,855
554,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	5.94%	#	02/15/2051	581,823
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $15,230,823)					14,761,577

Non-Agency Residential Collateralized Mortgage Obligations - 50.4%
3,930,662	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.52%	#	03/25/2036	2,967,292
2,184,473	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	2,033,801
3,107,892	Banc of America Funding Corporation, Series 2006-A-4A1	2.68%	#	02/20/2036	2,619,391
5,269,567	BCAP LLC Trust, Series 2010-RR6-2216	4.34%	# ^	06/26/2036	4,314,860
2,504,635	BCAP LLC Trust, Series 2010-RR6-6A2	5.75%	# ^	07/26/2037	2,324,318
3,887,725	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	3,390,489
3,506,176	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	3,018,292
3,867,059	ChaseFlex Trust, Series 2007-1-1A1	6.50%		02/25/2037	2,975,790
1,875,000	Citicorp Mortgage Securities, Inc., Series 2006-2-1A14	5.50%		04/25/2036	1,837,282
1,383,804	Citigroup Mortgage Loan Trust, Inc., Series 2006-8-A4	19.20%	#^I/F	10/25/2035	1,805,241
4,298,464	Citigroup Mortgage Loan Trust, Inc., Series 2010-9-3A7	9.83%	^	01/25/2036	3,589,926
5,860,374	Citigroup Mortgage Loan Trust, Inc., Series 2010-9-4A3	6.55%	# ^	09/25/2035	5,638,028
5,232,665	CitiMortgage Alternative Loan Trust, Series 2007-A4-IA6	5.75%		04/25/2037	4,532,294
4,023,460	CitiMortgage Alternative Loan Trust, Series 2007-A6-IA16	6.00%		06/25/2037	3,355,486
2,741,088	Countrywide Alternative Loan Trust, Series 2005-85CB-2A5	1.27%	#	02/25/2036	2,296,672
578,874	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6	21.01%	#I/F	02/25/2036	738,035
4,350,849	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-7A1	6.00%		12/25/2035	3,801,833
5,336,776	Credit Suisse Mortgage Capital Certificates, Series 2006-5-3A3	6.50%		06/25/2036	3,307,221
1,593,599	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	1,567,953
1,609,072	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	1,555,256
2,397,245	First Horizon Asset Securities, Inc., Series 2007-AR3-2A2	2.57%	#	11/25/2037	2,137,113
4,448,586	GSAA Home Equity Trust, Series 2007-8-A2	0.52%	#	08/25/2037	4,004,003

2,353,743	IndyMac Mortgage Loan Trust, Series 2005-AR1-2A1	2.75%	#	11/25/2035	2,128,716
3,742,218	IndyMac Mortgage Loan Trust, Series 2005-AR23-6A1	4.33%	#	11/25/2035	3,090,781
2,253,908	JP Morgan Alternative Loan Trust, Series 2006-S1-2A5	5.50%		02/25/2021	2,193,619
5,266,332	JP Morgan Resecuritization Trust, Series 2011-1-1A10	6.85%	#^	12/26/2036	4,468,575
6,973,129	JP Morgan Resecuritization Trust, Series 2011-1-2A10	6.07%	#^	06/26/2037	5,988,331
3,731,606	Lehman Mortgage Trust, Series 2007-10-1A1	6.00%		01/25/2038	3,708,167
3,184,979	Lehman Mortgage Trust, Series 2007-4-1A3	5.75%		05/25/2037	2,497,906
2,420,388	Lehman XS Trust, Series 2005-2-1A2	0.51%	#	08/25/2035	2,299,373
2,225,071	MASTR Asset Securitization Trust, Series 2007-2-A3	6.25%		01/25/2038	2,024,768
5,023,133	Nomura Resecuritization Trust, Series 2010-2RA-A2	5.50%	^	01/26/2036	4,683,096
2,943,048	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	2,607,636
3,053,684	Residential Accredit Loans, Inc., Series 2005-AS14-3A1	6.00%		09/25/2035	2,736,717
4,629,676	Residential Accredit Loans, Inc., Series 2005-QS13-2A3	5.75%		09/25/2035	4,220,816
3,252,659	Residential Accredit Loans, Inc., Series 2006-QS10-A1	6.00%		08/25/2036	2,760,990
3,916,429	Residential Accredit Loans, Inc., Series 2006-QS6-1A5	5.75%		06/25/2036	3,193,182
6,689,102	Residential Accredit Loans, Inc., Series 2006-QS7-A3	6.00%		06/25/2036	5,631,555
1,739,143	Residential Accredit Loans, Inc., Series 2007-QS1-1A1	6.00%		01/25/2037	1,493,345
6,965,200	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	5,740,787
2,954,190	Residential Accredit Loans, Inc., Series 2007-QS6-A1	0.50%	#	04/25/2037	1,913,807
3,127,575	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	2,525,520
672,979	Residential Accredit Loans, Inc., Series 2007-QS6-A2	54.17%	#I/F	04/25/2037	1,543,758
2,194,177	Residential Asset Securitization Trust, Series 2006-A6-1A12	6.93%	#I/F I/O	07/25/2036	566,804
2,169,518	Residential Asset Securitization Trust, Series 2006-A6-1A9	6.00%		07/25/2036	1,284,485
6,073,506	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	5,286,404
3,302,675	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	2,449,957
1,850,582	Residential Asset Securitization Trust, Series 2007-A8-1A3	6.00%		08/25/2037	1,557,524
3,993,521	Residential Funding Mortgage Securities Trust, Series 2006-S5-A9	6.00%		06/25/2036	3,701,056
2,194,996	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	1,983,205
2,639,803	Residential Funding Mortgage Securities Trust, Series 2007-S6-1A10	6.00%		06/25/2037	2,335,070
5,000,000	Springleaf Mortgage Loan Trust, Series 2013-2A-B2	6.00%	# ^	12/25/2065	5,126,620
3,189,738	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-2A2	2.42%	#	02/25/2036	2,833,342
6,541,000	Structured Asset Securities Corporation, Series 2005-11H-A3	5.50%		06/25/2035	6,355,635
5,852,755	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A4	4.85%	#	10/25/2036	4,303,987
6,538,519	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	6,181,803
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $162,906,576)					175,227,913

US Government / Agency Mortgage Backed Obligations - 61.9%
1,702,605	Federal Home Loan Mortgage Corporation, Series 3211-SI	26.99%	#I/F I/O	09/15/2036	1,160,358
3,374,215	Federal Home Loan Mortgage Corporation, Series 3236-ES	6.54%	#I/F I/O	11/15/2036	615,638
2,488,888	Federal Home Loan Mortgage Corporation, Series 3256-S	6.53%	#I/F I/O	12/15/2036	486,344
1,788,792	Federal Home Loan Mortgage Corporation, Series 3292-SD	5.94%	#I/F I/O	03/15/2037	198,507
14,275,390	Federal Home Loan Mortgage Corporation, Series 3297-BI	6.60%	#I/F I/O	04/15/2037	2,520,630
10,429,366	Federal Home Loan Mortgage Corporation, Series 3311-BI	6.60%	#I/F I/O	05/15/2037	1,820,704
10,221,255	Federal Home Loan Mortgage Corporation, Series 3311-IA	6.25%	#I/F I/O	05/15/2037	1,909,034
3,341,920	Federal Home Loan Mortgage Corporation, Series 3314-SH	6.24%	#I/F I/O	11/15/2036	480,180
769,476	Federal Home Loan Mortgage Corporation, Series 3317-DS	14.60%	#I/F	05/15/2037	947,273
2,821,413	Federal Home Loan Mortgage Corporation, Series 3330-KS	6.39%	#I/F I/O	06/15/2037	368,270
1,224,839	Federal Home Loan Mortgage Corporation, Series 3339-AI	6.39%	#I/F I/O	07/15/2037	172,164
6,807,999	Federal Home Loan Mortgage Corporation, Series 3339-TI	5.98%	#I/F I/O	07/15/2037	1,187,969
3,812,286	Federal Home Loan Mortgage Corporation, Series 3374-SD	6.29%	#I/F I/O	10/15/2037	542,112
2,441,377	Federal Home Loan Mortgage Corporation, Series 3382-SU	6.14%	#I/F I/O	11/15/2037	313,087
12,156,769	Federal Home Loan Mortgage Corporation, Series 3404-SA	5.84%	#I/F I/O	01/15/2038	1,866,550
1,972,292	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.49%	#I/F I/O	03/15/2038	196,486
11,010,982	Federal Home Loan Mortgage Corporation, Series 3435-S	5.82%	#I/F I/O	04/15/2038	1,722,002
2,438,901	Federal Home Loan Mortgage Corporation, Series 3508-PS	6.49%	#I/F I/O	02/15/2039	346,657
3,443,274	Federal Home Loan Mortgage Corporation, Series 3725-CS	5.84%	#I/F I/O	05/15/2040	573,903
9,297,604	Federal Home Loan Mortgage Corporation, Series 3728-SV	4.29%	#I/F I/O	09/15/2040	884,192
25,166,380	Federal Home Loan Mortgage Corporation, Series 3736-SN	5.89%	#I/F I/O	10/15/2040	4,325,718
9,411,862	Federal Home Loan Mortgage Corporation, Series 3753-SB	5.84%	#I/F I/O‡	11/15/2040	1,729,685
11,367,852	Federal Home Loan Mortgage Corporation, Series 3780-SM	6.34%	#I/F I/O	12/15/2040	2,266,161
4,685,686	Federal Home Loan Mortgage Corporation, Series 3815-ST	5.69%	#I/F I/O	02/15/2041	528,853
1,174,966	Federal Home Loan Mortgage Corporation, Series 3905-SC	21.97%	#I/F	08/15/2041	2,001,119
3,611,704	Federal Home Loan Mortgage Corporation, Series 3924-SJ	5.84%	#I/F I/O	09/15/2041	489,903
7,089,274	Federal Home Loan Mortgage Corporation, Series 3997-LZ	3.50%	‡	02/15/2042	6,873,356
1,133,368	Federal Home Loan Mortgage Corporation, Series 4011-S	7.25%	#I/F	03/15/2042	1,144,714
7,079,921	Federal Home Loan Mortgage Corporation, Series 4064-SA	5.84%	#I/F I/O	06/15/2042	1,647,367
4,128,504	Federal Home Loan Mortgage Corporation, Series 4155-GS	5.27%	#I/F	01/15/2033	3,836,891
16,439,667	Federal Home Loan Mortgage Corporation, Series 4217-CS	5.09%	#I/F‡	06/15/2043	13,751,707
6,600,486	Federal Home Loan Mortgage Corporation, Series 4225-BS	11.45%	#I/F‡	12/15/2040	7,019,585
11,327,186	Federal Home Loan Mortgage Corporation, Series 4291-MS	5.74%	#I/F I/O	01/15/2054	1,869,309

20,374,799	Federal Home Loan Mortgage Corporation, Series 4302-GS	5.99%	#I/F I/O	02/15/2044	3,521,886
3,061,543	Federal Home Loan Mortgage Corporation, Series 4370-CS	8.38%	#I/F	09/15/2041	3,073,162
1,781,372	Federal National Mortgage Association, Series 2005-104-SI	6.53%	#I/F I/O	12/25/2033	116,752
726,315	Federal National Mortgage Association, Series 2005-72-WS	6.58%	#I/F I/O	08/25/2035	111,721
6,967,614	Federal National Mortgage Association, Series 2005-90-SP	6.58%	#I/F I/O	09/25/2035	1,067,310
3,200,024	Federal National Mortgage Association, Series 2006-117-SQ	6.38%	#I/F I/O	12/25/2036	473,832
1,879,059	Federal National Mortgage Association, Series 2006-119-HS	6.48%	#I/F I/O	12/25/2036	291,002
14,323,809	Federal National Mortgage Association, Series 2006-123-CI	6.57%	#I/F I/O	01/25/2037	2,838,277
5,301,170	Federal National Mortgage Association, Series 2006-60-YI	6.40%	#I/F I/O	07/25/2036	1,186,244
6,831,328	Federal National Mortgage Association, Series 2007-15-BI	6.53%	#I/F I/O	03/25/2037	1,171,132
3,540,067	Federal National Mortgage Association, Series 2007-20-S	6.57%	#I/F I/O	03/25/2037	424,561
1,835,675	Federal National Mortgage Association, Series 2007-21-SD	6.31%	#I/F I/O	03/25/2037	265,308
2,627,692	Federal National Mortgage Association, Series 2007-30-IE	6.57%	#I/F I/O	04/25/2037	624,363
8,438,438	Federal National Mortgage Association, Series 2007-32-SA	5.93%	#I/F I/O	04/25/2037	1,004,516
4,110,424	Federal National Mortgage Association, Series 2007-40-SA	5.93%	#I/F I/O	05/25/2037	487,160
1,801,857	Federal National Mortgage Association, Series 2007-48-SE	5.93%	#I/F I/O	05/25/2037	263,041
2,553,791	Federal National Mortgage Association, Series 2007-64-LI	6.39%	#I/F I/O	07/25/2037	405,782
1,948,644	Federal National Mortgage Association, Series 2007-68-SA	6.48%	#I/F I/O	07/25/2037	252,543
16,888,418	Federal National Mortgage Association, Series 2007-75-PI	6.37%	#I/F I/O	08/25/2037	2,921,333
10,975,784	Federal National Mortgage Association, Series 2008-33-SA	5.83%	#I/F I/O	04/25/2038	1,539,205
7,962,823	Federal National Mortgage Association, Series 2008-42-SC	5.73%	#I/F I/O	05/25/2038	1,194,969
1,880,050	Federal National Mortgage Association, Series 2008-5-GS	6.08%	#I/F I/O	02/25/2038	244,551
6,771,815	Federal National Mortgage Association, Series 2008-62-SD	5.88%	#I/F I/O	07/25/2038	770,498
4,497,008	Federal National Mortgage Association, Series 2008-68-SB	5.93%	#I/F I/O	08/25/2038	582,702
2,179,806	Federal National Mortgage Association, Series 2009-111-SE	6.08%	#I/F I/O	01/25/2040	260,236
2,976,466	Federal National Mortgage Association, Series 2009-12-CI	6.43%	#I/F I/O	03/25/2036	586,434
2,861,748	Federal National Mortgage Association, Series 2009-26-SM	6.18%	#I/F I/O	08/25/2038	214,143
2,329,587	Federal National Mortgage Association, Series 2009-47-SA	5.93%	#I/F I/O	07/25/2039	286,516
1,526,292	Federal National Mortgage Association, Series 2009-48-WS	5.78%	#I/F I/O	07/25/2039	194,665
1,009,682	Federal National Mortgage Association, Series 2009-67-SA	4.98%	#I/F I/O	07/25/2037	102,810
2,548,508	Federal National Mortgage Association, Series 2009-87-SA	5.83%	#I/F I/O	11/25/2049	313,367
3,872,534	Federal National Mortgage Association, Series 2009-91-SD	5.98%	#I/F I/O	11/25/2039	520,050
332,945	Federal National Mortgage Association, Series 2010-109-BS	53.29%	#I/F	10/25/2040	1,363,407
1,490,087	Federal National Mortgage Association, Series 2010-115-SD	6.43%	#I/F I/O	11/25/2039	201,565
3,102,667	Federal National Mortgage Association, Series 2010-11-SC	4.63%	#I/F I/O	02/25/2040	274,023
7,345,822	Federal National Mortgage Association, Series 2010-134-SE	6.48%	#I/F I/O	12/25/2025	1,092,335
16,509,739	Federal National Mortgage Association, Series 2010-142-SC	6.43%	#I/F I/O‡	12/25/2040	3,645,416
7,624,003	Federal National Mortgage Association, Series 2010-150-MS	6.36%	#I/F I/O	01/25/2041	1,200,857
3,723,074	Federal National Mortgage Association, Series 2010-15-SL	4.78%	#I/F I/O	03/25/2040	339,105
1,522,684	Federal National Mortgage Association, Series 2010-19-SA	5.23%	#I/F I/O	03/25/2050	174,164
3,554,930	Federal National Mortgage Association, Series 2010-31-SB	4.83%	#I/F I/O	04/25/2040	397,776
5,062,671	Federal National Mortgage Association, Series 2010-39-SL	5.50%	#I/F I/O	05/25/2040	553,046
3,457,596	Federal National Mortgage Association, Series 2010-40-EI	4.50%	I/O	05/25/2024	130,773
2,453,906	Federal National Mortgage Association, Series 2010-8-US	4.63%	#I/F I/O	02/25/2040	213,253
3,269,373	Federal National Mortgage Association, Series 2010-9-GS	4.58%	#I/F I/O	02/25/2040	289,249
5,296,575	Federal National Mortgage Association, Series 2011-114-S	5.83%	#I/F I/O	09/25/2039	764,301
3,277,091	Federal National Mortgage Association, Series 2011-146-US	6.76%	#I/F	01/25/2042	3,214,119
157,371	Federal National Mortgage Association, Series 2011-40-SA	9.58%	#I/F	09/25/2040	182,894
2,993,346	Federal National Mortgage Association, Series 2011-55-BZ	3.50%		06/25/2041	3,067,539
3,566,921	Federal National Mortgage Association, Series 2011-58-SA	6.38%	#I/F I/O	07/25/2041	603,161
4,116,577	Federal National Mortgage Association, Series 2011-5-PS	6.23%	#I/F I/O	11/25/2040	510,472
25,003	Federal National Mortgage Association, Series 2012-16-BS	42.44%	#I/F	03/25/2042	25,018
4,479,177	Federal National Mortgage Association, Series 2012-22-AZ	4.00%	‡	03/25/2042	4,732,237
3,991,863	Federal National Mortgage Association, Series 2012-29-SG	5.83%	#I/F I/O	04/25/2042	527,331
722,997	Federal National Mortgage Association, Series 2012-55-SC	6.69%	#I/F	05/25/2042	735,184
2,351,148	Federal National Mortgage Association, Series 2012-82-SC	7.25%	#I/F	08/25/2042	2,286,147
2,065,459	Federal National Mortgage Association, Series 2013-115-NS	11.55%	#I/F	11/25/2043	2,162,271
8,245,369	Federal National Mortgage Association, Series 2013-17-MS	5.21%	#I/F‡	03/25/2043	8,064,120
4,134,825	Federal National Mortgage Association, Series 2013-18-BS	5.20%	#I/F‡	03/25/2043	4,124,251
2,810,322	Federal National Mortgage Association, Series 2013-41-SC	5.75%	#I/F	05/25/2043	2,406,793
5,332,233	Federal National Mortgage Association, Series 2013-51-SH	5.75%	#I/F‡	05/25/2033	5,371,636
13,968,605	Federal National Mortgage Association, Series 2013-55-KS	5.75%	#I/F‡	06/25/2043	12,444,357
3,517,214	Federal National Mortgage Association, Series 2013-61-ZN	3.00%	‡	06/25/2033	3,332,134
13,141,152	Federal National Mortgage Association, Series 2013-83-US	4.83%	#I/F‡	08/25/2043	12,507,629
1,099,149	Federal National Mortgage Association, Series 374-19	6.50%	I/O	09/25/2036	211,653
2,455,292	Government National Mortgage Association, Series 2009-104-SD	6.19%	#I/F I/O	11/16/2039	325,839
1,383,144	Government National Mortgage Association, Series 2010-98-IA	5.90%	# I/O	03/20/2039	121,050
5,711,152	Government National Mortgage Association, Series 2011-56-BS	5.94%	#I/F I/O	11/16/2036	386,084
7,771,318	Government National Mortgage Association, Series 2011-56-KS	5.94%	#I/F I/O	08/16/2036	648,737
3,481,056	Government National Mortgage Association, Series 2011-69-SB	5.18%	#I/F I/O	05/20/2041	472,887

10,000,000	Government National Mortgage Association, Series 2011-70-WS	9.37%	#I/F‡	12/20/2040	11,346,885
5,398,059	Government National Mortgage Association, Series 2011-71-SG	5.23%	#I/F I/O	05/20/2041	688,615
6,205,736	Government National Mortgage Association, Series 2011-72-AS	5.21%	#I/F I/O	05/20/2041	868,744
7,161,370	Government National Mortgage Association, Series 2011-89-SA	5.28%	#I/F I/O	06/20/2041	1,013,665
2,935,703	Government National Mortgage Association, Series 2012-34-LI	6.00%	#I/F I/O	12/16/2039	715,958
8,326,071	Government National Mortgage Association, Series 2013-119-TZ	3.00%	‡	08/20/2043	7,469,172
12,360,811	Government National Mortgage Association, Series 2013-188-MS	5.39%	#I/F I/O‡	12/16/2043	1,920,195
58,981,198	Government National Mortgage Association, Series 2013-39-HS	4.58%	#I/F I/O‡	03/20/2041	10,255,680
19,641,012	Government National Mortgage Association, Series 2014-39-SK	6.03%	#I/F I/O‡	03/20/2044	3,023,284
21,392,700	Government National Mortgage Association, Series 2014-59-DS	6.09%	#I/F I/O	04/16/2044	3,074,161
12,619,044	Government National Mortgage Association, Series 2014-63-SD	5.38%	#I/F I/O	04/20/2044	2,520,510
Total US Government / Agency Mortgage Backed Obligations (Cost $209,161,825)					215,106,181

Short Term Investments - 1.7%
1,920,386	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.02%	♦		1,920,386
1,920,387	Fidelity Institutional Government Portfolio	0.01%	♦		1,920,387
1,920,387	Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04%	♦		1,920,387
Total Short Term Investments (Cost $5,761,160)					5,761,160

Total Investments - 122.6% (Cost $409,510,403)					426,159,930
Liabilities in Excess of Other Assets - (22.6)%					(78,626,434)
NET ASSETS - 100.0%					$347,533,496

#	Variable rate security. Rate disclosed as of December 31, 2014.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by DoubleLine Capital LP (the "Adviser"), unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At December 31, 2014, the value of these securities amounted to $64,953,425 or 18.7% of net assets.

∞	Illiquid security. At December 31, 2014, the value of these securities amount to $5,783,139 or 1.7% of net assets.
@
Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.  The interest rate disclosed reflects the estimated rate in effect as of December 31, 2014.

I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
‡	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.
♦	Seven-day yield as of December 31, 2014

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows+:

Tax Cost of Investments		$409,603,834
Gross Tax Unrealized Appreciation		28,714,785
Gross Tax Unrealized Depreciation		(12,158,689)
Net Tax Unrealized Appreciation (Depreciation)		$16,556,096

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government / Agency Mortgage Backed Obligations	61.9%
Non-Agency Residential Collateralized Mortgage Obligations	50.4%
Non-Agency Commercial Mortgage Backed Obligations	4.2%
Collateralized Loan Obligations	3.5%
Short Term Investments	1.7%
Asset Backed Obligations	0.9%
Other Assets and Liabilities	(22.6)%
100.0%

Reverse Repurchase Agreements

Counterparty	Rate	Trade Date	Maturity Date	Principal	Principal & Interest
JP Morgan Securities LLC	0.81%	12/19/2014	01/16/2015	$ 23,026,000	$ 23,032,768
Goldman Sachs	0.98%	10/27/2014	01/22/2015	21,988,000	22,027,505
Bank of America Merrill Lynch	0.71%	12/19/2014	01/22/2015	10,930,000	10,932,802
RBC Capital Markets LLC	0.86%	11/20/2014	02/17/2015	8,237,000	8,245,264
JP Morgan Securities LLC	0.68%	11/19/2014	02/17/2015	6,249,000	6,254,091
RBC Capital Markets LLC	0.85%	12/22/2014	02/17/2015	6,228,000	6,229,471
Bank of America Merrill Lynch	0.76%	12/19/2014	01/22/2015	3,990,000	3,991,095
				$ 80,648,000	$ 80,712,996

The weighted average daily balance of reverse repurchase agreements during the reporting period ended December 31, 2014 was $77,910,315, at a weighted average interest rate of 0.82%. Total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at December 31, 2014 was $109,434,203.

Summary of Fair Value Disclosure
December 31, 2014 (Unaudited)

Security Valuation.  The Fund has adopted accounting principles generally accepted in the United States of America ("US GAAP") fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities
Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
Level 3—Significant unobservable inputs (including the reporting entity's estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy.  To the extent the significant inputs are unobservable, the values would be categorized as Level 3.

Fixed-income class	Examples of Standard Inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US Bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.  As of December 31, 2014, the Fund did not hold any investments in private investment funds.

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under reverse repurchase agreements. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value at December 31, 2014.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the "Board"). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee and the Pricing Group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value.

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of December 31, 20141:

Category
Investments in Securities
Level 1
Money Market Funds	$5,761,160
Total Level 1	5,761,160
Level 2
US Government / Agency Mortgage Backed Obligations	215,106,181
Non-Agency Residential Collateralized Mortgage Obligations	157,216,524
Collateralized Loan Obligations	12,189,636
Non-Agency Commercial Mortgage Backed Obligations	12,091,901
Total Level 2	396,604,242
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	18,011,389
Asset Backed Obligations	3,113,463
Non-Agency Commercial Mortgage Backed Obligations	2,669,676
Total Level 3	23,794,528
Total	$426,159,930

Certain of the Fund's assets/liabilities are held at face value, which approximates fair value for financial statement purposes. The following is a summary of such assets/liabilities as of December 31, 2014.

Other Financial Instruments
Level 1	$-
Level 2
Reverse Repurchase Agreements	80,648,000
Total Level 2	80,648,000
Level 3	-
Total	$80,648,000
See the Schedule of Investments for further disaggregation of investment categories.
1 There were no transfers into and out of Level 1, 2 or 3 during the period ended December 31, 2014.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
DoubleLine Opportunistic Credit Fund	Balance as of 9/30/2014	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)4	Net Accretion (Amortization)	Purchases 1	Sales 2	Transfers Into Level 3 3	Transfers Out of Level 3 3	Balance as of 12/31/2014	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/20144
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$18,373,436	$57,223	$(349,446)	$84,027	$-	$(153,851)	$-	$-	$18,011,389	$(349,447)
Asset Backed Obligations	3,514,879	-	(416,956)	15,540	-	-	-	-	3,113,463	(416,956)
Non-Agency Commercial Mortgage Backed Obligations	2,962,298	-	(292,622)	-	-	-	-	-	2,669,676	(292,622)
Total	$24,850,613	$57,223	$(1,059,024)	$99,567	$-	$(153,851)	$-	$-	$23,794,528	$(1,059,025)

1	Purchases include all purchases of securities and payups.
2	Sales include all sales of securities, maturities, and paydowns.
3	Transfers between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
4
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at December 31, 2014 may be due to a security that was not held or categorized as Level 3 at either period end.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Opportunistic Credit Fund	Fair Value as of 12/31/2014 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$18,011,389	Market Comparables	Market Quotes	$72.98 - 102.03	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$3,113,463	Market Comparables	Market Quote	$ 75. 08	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$2,669,676	Market Comparables	Yields	15.47 - 16.16%	Increase in yields would result in the decrease in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).   Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Opportunistic Credit Fund

By (Signature and Title) /s/ Ronald R. Redell
                                           Ronald R. Redell, President and Chief Executive Officer

Date February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald R. Redell
                                           Ronald R. Redell, President and Chief Executive Officer

Date   February 26, 2015

By (Signature and Title) /s/ Susan Nichols
                                          Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date  February 26, 2015